INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	R$ 3,858,449	R$ 3,896,518	R$ 3,340,775
Equity in earnings	464,467	827,606	1,151,827
Cumulative Translation Adjustment	130,946	176,214	(205,592)
Capital increase	184,947	524,185	35,001
Additional share purchase	7,000
Conversion of intercompany loan into equity interest		141,070
Negative goodwill in acquisition of equity interest		11,195
Presentation as Assets held for sale		(1,210,041)
Shares repurchase		(47,006)
Dividends/Interest on equity	(414,653)	(461,292)	(425,493)
Other transactions	(8,839)
Balance at end of year	4,222,317	3,858,449	3,896,518
Investments in North America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	2,766,406	2,428,237	1,871,275
Equity in earnings	332,262	591,354	884,437
Cumulative Translation Adjustment	130,116	142,830	(76,795)
Dividends/Interest on equity	(380,130)	(396,015)	(250,680)
Balance at end of year	2,848,654	2,766,406	2,428,237
Investments in South America
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year		1,060,770	1,071,333
Equity in earnings		230,176	277,108
Cumulative Translation Adjustment		17,060	(127,099)
Presentation as Assets held for sale		(1,210,041)
Shares repurchase		(47,006)
Dividends/Interest on equity		(50,959)	(160,572)
Balance at end of year			1,060,770
Investments in Special Steel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	268,522	256,813	251,668
Equity in earnings	32,995	10,582	9,243
Cumulative Translation Adjustment	(264)	1,127	(414)
Dividends/Interest on equity	(23,731)		(3,684)
Balance at end of year	277,522	268,522	256,813
Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Balance at beginning of year	823,521	150,698	146,499
Equity in earnings	99,210	(4,506)	(18,961)
Cumulative Translation Adjustment	1,094	15,197	(1,284)
Capital increase	184,947	524,185	35,001
Additional share purchase	7,000
Conversion of intercompany loan into equity interest		141,070
Negative goodwill in acquisition of equity interest		11,195
Dividends/Interest on equity	(10,792)	(14,318)	(10,557)
Other transactions	(8,839)
Balance at end of year	R$ 1,096,141	R$ 823,521	R$ 150,698